Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease related assets and liabilities
	December 31, 2022	December 31, 2021
Right of use assets	$72,846	$37,313

Operating lease liabilities, current portion	$57,944	$65,498
Operating lease liabilities, noncurrent portion	30,091	—
Total operating lease liabilities	$88,035	$65,498

Schedule of maturities of lease liabilities
December 31, 2022
Twelve months ended December 31, 2023	$60,756
Twelve months ended December 31, 2024	30,378
Total lease payments	91,134
Less: imputed interest	(3,099)
Present value of lease liabilities	$88,035